CARILLON SERIES TRUST
880 Carillon Parkway
St. Petersburg, FL 33716

April 30, 2024

EDGAR FILING

U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Carillon Series Trust (“Registrant”) (SEC File Nos. 033-57986 and 811-07470)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the definitive form of prospectus and statement of additional information with respect to the Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A, and (2) the text of Post-Effective Amendment No. 113 has been filed electronically.

If you have any questions or would like further information, please contact me at (727) 567-3526.

Sincerely,

/s/ Susan Walzer

Susan Walzer
President & Principal Executive Officer